Supplement dated November 23, 2009
to the
Class A Shares, Class B Shares, Class C Shares
and Class I Shares Prospectus

Dated July 31, 2009
VAN KAMPEN EQUITY TRUST,
on behalf of each of its series,
Van Kampen Asset Allocation Conservative Fund
Van Kampen Asset Allocation Moderate Fund
Van Kampen Asset Allocation Growth Fund,
as previously supplemented on November 20, 2009,
October 20, 2009, September 14, 2009 and August 14, 2009

The Prospectus is hereby supplemented as follows:

1)	The expense example in the section entitled “Moderate Fund Summary — Fees and Expenses of the Fund” is hereby deleted in its entirety and replaced with the following:

	One Year	Three Years	Five Years	Ten Years

Class A Shares	$690	$934	$1,197	$1,946

Class B Shares	$698	$912	$1,202	$2,080

Class C Shares	$298	$612	$1,052	$2,275

Class I Shares	$97	$303	$525	$1,166

You would pay the following expenses if you did not redeem your shares:

Class A Shares	$690	$934	$1,197	$1,946

Class B Shares	$198	$612	$1,052	$2,080

Class C Shares	$198	$612	$1,052	$2,275

Class I Shares	$97	$303	$525	$1,166

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

AAFSPT2 11/09